Securities - Scheduled Maturities of Available for Sale Securities (Detail) (USD $)	Dec. 31, 2013
Available For Sale Securities Continuous Unrealized Loss Position [Abstract]
Due in one year or less, Amortized Cost	$ 535,326
Due after one year through five years, Amortized Cost	4,056,427
Due after five years through ten years, Amortized Cost	15,094
Due after ten years, Amortized Cost	10,578
Amortized Cost, Total	4,617,425
Due in one year or less, Fair Value	566,816
Due after one year through five years, Fair Value	3,956,252
Due after five years through ten years, Fair Value	15,694
Due after ten years, Fair Value	10,940
Fair Value, Total	$ 4,549,702